RELATED PARTY TRANSACTIONS AND BALANCES (Details) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Allowance for expected credit losses	¥ (37)		¥ (17)
Total	183		150
Due to related party	85		197
Sheen Star
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	31		33
Sheen Star | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	3	¥ 3
Zhuchuang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	27		27
Trip.com
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	71		17
Due to related party	51		44
Trip.com | Commission expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	43	78
Trip.com | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	14	14
Trip.com | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	49	52
Cjia Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	29		29
Due to related party	27		101
Cjia Group | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	25
Cjia Group | Goods sold and service provided
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties		10
Cjia Group | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	4	5
Cjia Group | Business acquisition of CitiGO
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties		783
Cjia Group | Business acquisition
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties		51
Lianquan
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	44		49
Lianquan | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	9	8
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	18		12
Due to related party	7		5
Huali Jinshi
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related party			¥ 47
Huali Jinshi | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties		10
AAPC | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	3
Revenue from related parties	2	3
Accor | Brand use fee, reservation fee and other related service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties		15
Hitone
RELATED PARTY TRANSACTIONS AND BALANCES
Loan payment		5
China Hospitality JV | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	1	2
AZURE | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	3
ASU 2016-13
RELATED PARTY TRANSACTIONS AND BALANCES
Credit losses	¥ 37	¥ 17